Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Summer 2013 [Member] Common Stock [Member]	Summer 2013 [Member] Additional Paid-in Capital [Member]	Summer 2013 [Member]	Summer 2014 Offering [Member] Common Stock [Member]	Summer 2014 Offering [Member] Additional Paid-in Capital [Member]	Summer 2014 Offering [Member]	Winter 2012 Warrants [Member] Common Stock [Member]	Winter 2012 Warrants [Member] Additional Paid-in Capital [Member]	Winter 2012 Warrants [Member]	Summer 2013 Warrants [Member] Common Stock [Member]	Summer 2013 Warrants [Member] Additional Paid-in Capital [Member]	Summer 2013 Warrants [Member]	Exchange For Clyra Shares [Member] Common Stock [Member]	Exchange For Clyra Shares [Member] Additional Paid-in Capital [Member]	Option Conversion [Member] Common Stock [Member]	Option Conversion [Member] Additional Paid-in Capital [Member]	Consultants [Member] Common Stock [Member]	Consultants [Member] Additional Paid-in Capital [Member]	Consultants [Member]	Vendors [Member] Common Stock [Member]	Vendors [Member] Additional Paid-in Capital [Member]	Vendors [Member]	Officers [Member] Common Stock [Member]	Officers [Member] Additional Paid-in Capital [Member]	Officers [Member]	Board Of Directors [Member] Additional Paid-in Capital [Member]	Board Of Directors [Member]	Warrant and Conversion Feature of Convertible Notes [Member] Additional Paid-in Capital [Member]	Warrant and Conversion Feature of Convertible Notes [Member]	Issued as Fees [Member] Additional Paid-in Capital [Member]	Issued as Fees [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
BALANCE (in shares) at Dec. 31, 2013																																75,123,014
BALANCE at Dec. 31, 2013																																$ 50,069	$ 74,849,492	$ (75,327,603)		$ (136,922)	$ (564,964)
Issuance of stock (in shares)	3,328,400			728,264			492,860			280,000			300,000		41,875
Issuance of stock	$ 2,234	$ 795,266	$ 797,500	$ 489	$ 286,511	$ 287,000	$ 329	$ 196,815	$ 197,144	$ 188	$ 83,812	$ 84,000	$ 201	$ (201)	$ 28	$ (28)
Fees paid		$ (10,000)	$ (10,000)		$ (20,000)	$ (20,000)
Conversion of 2015 Unit offering notes into shares of common stock (in shares)																																1,360,000
Conversion of 2015 Unit offering notes into shares of common stock																																$ 911	583,889				584,800
Cash received from Clyra Winter 2014 PPM																																				245,000	245,000
Issuance of stock for services (in shares)																	590,476						664,411
Issuance of stock for services																	$ 397	$ 379,834	$ 380,231				$ 447	$ 294,351	$ 294,798
Stock option compensation expense																					$ 388,377	$ 388,377				$ 483,411	$ 483,411
Warrants and conversion feature issued as discount on convertible notes payable and line of credit																												$ 200,000	$ 200,000
Net Loss																																		(3,692,116)		(47,451)	(3,739,567)
BALANCE (in shares) at Dec. 31, 2014																																82,909,300
BALANCE at Dec. 31, 2014																																$ 55,293	78,511,529	(79,019,719)		60,627	(392,270)
Non-cash expense related to the issuance of stock for services																			663,735			388,377
Issuance of stock (in shares)													1,640,000
Issuance of stock													$ 1,099	$ (1,099)
Stock option compensation expense																					$ 1,096,968	1,096,968	$ 496	$ 309,479	$ 309,975	$ 734,345	$ 734,345
Warrants and conversion feature issued as discount on convertible notes payable and line of credit																												$ 3,474,721	$ 3,474,721	$ 72,320	$ 72,320
Net Loss																																		(5,055,976)		(21,054)	(5,077,030)
BALANCE (in shares) at Dec. 31, 2015																																85,648,015
BALANCE at Dec. 31, 2015																																$ 57,236	84,410,821	$ (84,075,695)	$ (40,567)	789,573	1,141,368
Conversion of equity to notes payable (in shares)																																(530,000)
Conversion of equity to notes payable																																$ (355)	(211,662)				(212,017)
Issuance of common stock to vendors and interest to Noteholders (in shares)																																631,643
Non-cash expense related to the issuance of stock for services																			$ 360,364			$ 1,096,968										$ 530	359,834				360,364
Issuance of common stock to vendors and interest to note holders (in shares)																																258,236
Issuance of common stock to vendors and interest to note holders																																$ 173	$ 64,386				64,559
Issuance of options (in shares)																				738,837
Investment into Clyra Medical Technolgies (Note 12)																																				$ 750,000	750,000
Foreign currency translation adjustment																																			$ (40,567)		$ (40,567)